Offerings	Aug. 11, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, no par value per share ("Ordinary Shares"), represented by American Depositary Shares ("ADSs")
Amount Registered | shares	98,400,000
Proposed Maximum Offering Price per Unit	0.03645625
Maximum Aggregate Offering Price	$ 3,587,295.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 495.41
Offering Note	The American Depositary Shares ("ADSs") issuable upon deposit of the Class A Ordinary Shares registered hereby are registered pursuant to a separate registration statement on Form F-6. Each ADS represents eight (8) Class A Ordinary Shares. This registration statement covers the resale by the Selling Shareholders of up to 98,400,000 Class A Ordinary Shares represented by 12,300,000 ADSs issued in a private placement pursuant to the Securities Purchase Agreement dated July 14, 2026. Pursuant to Rule 416 under the Securities Act, this registration statement also covers an indeterminate number of additional Class A Ordinary Shares and ADSs that may become issuable by reason of share splits, share dividends, recapitalizations or similar transactions. Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low sales prices of the Registrant's ADSs on the Nasdaq Capital Market on August 6, 2026, divided by eight (8), each ADS representing eight (8) Class A Ordinary Shares.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares represented by ADS issuable upon exercise of Warrants
Amount Registered | shares	295,200,000
Proposed Maximum Offering Price per Unit	0.03645625
Maximum Aggregate Offering Price	$ 10,761,885.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,486.22
Offering Note	The ADS issuable upon deposit of the Class A Ordinary Shares registered hereby are registered pursuant to a separate registration statement on Form F-6. Each ADS represents eight (8) Class A Ordinary Shares. This registration statement also covers the resale of up to 295,200,000 Class A Ordinary Shares issuable upon exercise of outstanding Warrants and represented by up to 36,900,000 ADSs. Pursuant to Rule 416 under the Securities Act, this registration statement also covers an indeterminate number of additional Class A Ordinary Shares and ADSs that may become issuable by reason of share splits, share dividends, recapitalizations or similar transactions. Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low sales prices of the Registrant's ADSs on the Nasdaq Capital Market on August 6, 2026, divided by eight (8), each ADS representing eight (8) Class A Ordinary Shares.